Current liabilities	12 Months Ended
Dec. 31, 2021
Current liabilities
Current liabilities

7. Current liabilities

The following table summarizes details of deferred income at December 31, 2021 and December 31, 2020. The nature of the deferred income relating to Eli Lilly and Yarrow is described in Note 11.

	December 31,	December 31,
	2021	2020

	2021	2020
	€ 1,000	€ 1,000

Eli Lilly up-front payment and premium on equity consideration	19,143	—
Yarrow up-front payment and premium on equity consideration	73
Foundation for Fighting Blindness grant	561	623
Horizon 2020 grant	25	77

Total deferred income	19,802	700
Current portion	(5,115)	(700)
	14,687	—

At December 31, 2021, other current liabilities amount to € 10,760 (December 31, 2020: € 6,118). At December 31, 2021 and December 31, 2020, the other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.